Greater China Growth Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS


Common Stocks and Rights-- 77.3%


                                                Shares                  Value
-------------------------------------------------------------------------------------------
China -- 0.2%

Industrial/Manufacturing -- 0.2%
-------------------------------------------------------------------------------------------
Shanghai Yaohua Pilkington                      2,091,113               $       209,111
Glass manufacturer.
-------------------------------------------------------------------------------------------
                                                                        $       209,111
-------------------------------------------------------------------------------------------

Total China
     (identified cost $1,972,028)                                       $       209,111
-------------------------------------------------------------------------------------------

Hong Kong -- 51.8%

Chemicals -- 0.7%
-------------------------------------------------------------------------------------------
Shanghai Petrochemical                         18,358,000               $       983,143
A highly integrated petrochemical complex
which processes crude oil into a broad
range of synthetic fibers, resins and
plastics, intermediate petrochemicals and
petroleum products.
-------------------------------------------------------------------------------------------
                                                                        $       983,143
-------------------------------------------------------------------------------------------

Computer Equipment -- 0.1%
-------------------------------------------------------------------------------------------
Legend Holdings, Ltd.                           1,000,000               $       179,373
The group is engaged in the
manufacture & distribution of
computer products.
-------------------------------------------------------------------------------------------
                                                                        $       179,373
-------------------------------------------------------------------------------------------

Diversified Trading -- 12.3%
-------------------------------------------------------------------------------------------
Hutchison Whampoa                               2,428,000               $    10,527,642
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications, media,
energy, finance and investment.
Li & Fung, Ltd.                                 2,312,000                     2,715,016
Export trading of consumer products.
NG Fung Hong, Ltd.                              7,540,000                     4,110,940
Trader of foodstuffs and non-foodstuffs.
-------------------------------------------------------------------------------------------
                                                                        $    17,353,598
-------------------------------------------------------------------------------------------

Electric Utilities -- 4.6%
-------------------------------------------------------------------------------------------
Beijing Datang Power                            3,012,000               $       474,196
Engaged in the operation of coal fired
electric power plants in Northern China.
CLP Holdings, Ltd.                              1,430,000                     6,015,847
Is the monopolist power supplier to
Kowloon, the New Territories and Lantau
Island which together account for nearly
75% of Hong Kong's 6 million population.
-------------------------------------------------------------------------------------------
                                                                        $     6,490,043
-------------------------------------------------------------------------------------------

Financial -- 10.7%
-------------------------------------------------------------------------------------------
Hang Seng Bank                                  1,028,000               $     5,531,874
Provides a full range of banking and
related financial services and
compilation of Hang Seng Index of 33
selected stocks listed on the HK
Stock Exchange.
HSBC Holdings PLC                                 450,900                     9,571,704
Provides a comprehensive range of
banking and related financial
services through an international
network of more than 3,000 offices in
71 countries in Europe, the Asia
Pacific region, the Middle East and
the Americas.
-------------------------------------------------------------------------------------------
                                                                        $    15,103,578
-------------------------------------------------------------------------------------------

Industrial/Manufacturing -- 3.6%
-------------------------------------------------------------------------------------------
Angang New Steel Co., Ltd.                      6,376,000               $       308,548
Producer of steel products comprising
cold rolled sheets, wire rods and
thick plates, in the PRC.
Chen Hsong Holdings                             1,530,000                       148,080
Manufactures and sells plastic
injection molding machines and
related products.
CIM Co., Ltd./(1)(2)/                           1,800,000                            --
Diversified company with interests in
property and investment, public
transportation, trading and hotel
operations.
Shanghai Industrial Holdings, Ltd.              1,354,000                     1,817,168
Manufacturer of cigarettes,
pharmaceuticals and car parts.
Siu Fung Ceramics Holdings, Ltd./(1)(2)/        9,850,000                        12,711
Manufacturer of a line of ceramics,
machinery and equipment.
Varitronix International, Ltd.                  1,530,000                     2,823,388
Designs, manufactures and sells
liquid crystal displays and related
products.
-------------------------------------------------------------------------------------------
                                                                        $     5,109,895
-------------------------------------------------------------------------------------------

Machinery -- 0.2%
-------------------------------------------------------------------------------------------
First Tractor Co.                               1,346,000               $       239,700
Principally engaged in the production and
sale of agricultural tractors.
-------------------------------------------------------------------------------------------
                                                                        $       239,700
-------------------------------------------------------------------------------------------


                       See notes to financial statements

Greater China Growth Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                                Shares                  Value
-------------------------------------------------------------------------------------------
Properties -- 8.7%
-------------------------------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                      1,700,000               $     6,581,325
Property development and
construction.
Cheung Kong Infrastructure                      1,600,000                     2,787,385
Property development and
construction.
China Resources Beijing Land                    2,164,000                       304,388
Property development.
Hong Kong Land Holdings, Ltd.                   3,095,000                     2,537,900
Commercial property investment,
development, leasing and management.
-------------------------------------------------------------------------------------------
                                                                        $    12,210,998
-------------------------------------------------------------------------------------------

Telecommunications -- 7.2%
-------------------------------------------------------------------------------------------
China Telecom/(1)/                              5,724,000               $     7,534,300
Consists of the two largest provincial
mobile telephone operators under the
control of the Ministry of Post &
Telecommunications.
Hong Kong Telecom                               1,500,000                     2,651,887
Engaged in the provisional
telecommunication services, the sale
and rental of telecommunications
equipment.
-------------------------------------------------------------------------------------------
                                                                        $    10,186,187
-------------------------------------------------------------------------------------------

Traffic Management System -- 0.8%
-------------------------------------------------------------------------------------------
Sichuan Expressway Co.                         23,494,000               $     1,061,129
Is a toll road operator in Sichuan
province, China.
-------------------------------------------------------------------------------------------
                                                                        $     1,061,129
-------------------------------------------------------------------------------------------

Transportation -- 1.5%
-------------------------------------------------------------------------------------------
China Merchants Hai Hong Holdings               3,951,000               $     1,746,267
Flagship of China Merchants Group and
engaged in the Industrial and
Infrastructure business.
Pacific Ports Co., Ltd.                         3,500,000                       293,579
The group engaged in investment,
development, operation and management
of terminals in seaports and
riverports in Asia.
-------------------------------------------------------------------------------------------
                                                                        $     2,039,846
-------------------------------------------------------------------------------------------

Utilities -- 1.4%
-------------------------------------------------------------------------------------------
Harbin Power Co.                                6,900,000               $       284,933
The largest manufacturer of power
equipment in China, which specializes
in major components for thermal power
generating stations such as boilers
and steam turbines.
Hong Kong and China Gas Co., Ltd.               1,590,600                     1,662,605
The principal activities of the company
are the production, distribution and
marketing of Towngas and related activities.
-------------------------------------------------------------------------------------------
                                                                        $     1,947,538
-------------------------------------------------------------------------------------------

Total Hong Kong
     (identified cost $117,396,597)                                     $    72,905,028
-------------------------------------------------------------------------------------------

Republic of Korea -- 0.0%

Electronics -- 0.0%
-------------------------------------------------------------------------------------------
Samsung Electronics                                     2               $            67
Manufacturer of home appliances,
telecommunications products,
computers and semiconductors.
-------------------------------------------------------------------------------------------
                                                                        $            67
-------------------------------------------------------------------------------------------

Total Republic of Korea
     (identified cost $105)                                             $            67
-------------------------------------------------------------------------------------------

Singapore -- 0.5%

Industrial/Manufacturing -- 0.5%
-------------------------------------------------------------------------------------------
Clipsal Industries Holdings, Ltd.               1,664,000               $       698,880
Develops, manufactures, and markets electric
installation products.
-------------------------------------------------------------------------------------------
                                                                        $       698,880
-------------------------------------------------------------------------------------------

Total Singapore
     (identified cost $4,186,504)                                       $       698,880
-------------------------------------------------------------------------------------------

Taiwan -- 18.8%

Computer Equipment -- 11.4%
-------------------------------------------------------------------------------------------
Asustek Computer, Inc./(1)/                        97,500               $       704,920
Highly profitable motherboard
producer in Taiwan supplying to Intel.
Chuntex Electronics Corp./(1)/                  2,542,900                     3,078,766
Manufactures and sells computer monitors.
Compal Electronics/(1)/                           683,600                     2,137,782
Production of color monitors,
portable computers, terminals and
others.


                       See notes to financial statements

Greater China Growth Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                                Shares                  Value
-------------------------------------------------------------------------------------------
Computer Equipment (continued)
-------------------------------------------------------------------------------------------
Mitac International Corp./(1)/                  1,215,550               $     2,144,781
Is a manufacturer and distributor of
mainly PCs and notebooks.  It has a
world wide network of manufacturing
and logistics centers and is exposed
to the component distribution
business.
Systex Corp./(1)/                               1,292,617                     2,799,959
Core activities of the company is the
production of information systems,
communication products, hardware and
software for banking, retail and
finance industries.
Twinhead International Corp./(1)/                 908,000                     1,070,687
Manufactures and markets personal
computers such as desktop, laptop and
notebook personal computers.
Unitech Printed Circuit Board Co., Ltd./(1)/    1,554,000                     4,124,086
Manufactures and markets double sided
and multi-layer printed circuit
boards.
-------------------------------------------------------------------------------------------
                                                                        $    16,060,981
-------------------------------------------------------------------------------------------

Construction -- 0.1%
-------------------------------------------------------------------------------------------
BES Engineering Corp./(1)/                        268,600               $       116,364
Second largest contractor in Taiwan
active in public works.
-------------------------------------------------------------------------------------------
                                                                        $       116,364
-------------------------------------------------------------------------------------------

Electrical/Electronics -- 3.6%
-------------------------------------------------------------------------------------------
Delta Electronics                                 640,000               $     1,836,178
The company produces switching power
supplies, local area network
components and electrical parts,
filters and electrical magnetic
components.
Hon Hai Precision Industry/(1)/                   700,000                     3,293,645
The company specializes in connector
production.
-------------------------------------------------------------------------------------------
                                                                        $     5,129,823
-------------------------------------------------------------------------------------------

Financial -- 1.6%
-------------------------------------------------------------------------------------------
Bank Sinopac/(1)/                               5,419,752               $     2,270,216
The company is one of the best banks
in Taiwan.
Bank Sinopac Rights/(1)/                          629,033                            --
The company is one of the best banks
in Taiwan.
-------------------------------------------------------------------------------------------
                                                                        $     2,270,216
-------------------------------------------------------------------------------------------

Insurance -- 1.1%
-------------------------------------------------------------------------------------------
Cathay Life Insurance                             548,930               $     1,496,152
Underwrites endowment, life, accident
and medical policies through a service
network of 22 branches, 341 operating
units and over 29,000 agents.
-------------------------------------------------------------------------------------------
                                                                        $     1,496,152
-------------------------------------------------------------------------------------------

Properties -- 0.6%
-------------------------------------------------------------------------------------------
Kindom Construction Co., Ltd./(1)/                750,000               $       817,673
Main activities involve the sale or lease
of residential & commercial building,
together with architectural design and
engineering.
-------------------------------------------------------------------------------------------
                                                                        $       817,673
-------------------------------------------------------------------------------------------

Textiles -- 0.4%
-------------------------------------------------------------------------------------------
Nien Hsing Textile/(1)/                           250,000               $       552,288
Taiwan's largest denim
and denim products producers.
Shinkong Synthetic Fiber/(1)/                     198,400                        56,637
The company is the fourth largest
polyester fiber producer.

-------------------------------------------------------------------------------------------
                                                                        $       608,925
-------------------------------------------------------------------------------------------

Total Taiwan
     (identified cost $30,008,017)                                      $    26,500,134
-------------------------------------------------------------------------------------------

Thailand -- 2.6%

Utilities -- 2.6%
-------------------------------------------------------------------------------------------
Electricity Generating (Foreign)/(1)/           2,663,700               $     3,687,222
EGCOMP was set up in 1992 for the purpose
of partly privatizing electricity in
Thailand.
-------------------------------------------------------------------------------------------
                                                                        $     3,687,222
-------------------------------------------------------------------------------------------

Total Thailand
     (identified cost $5,541,464)                                       $     3,687,222
-------------------------------------------------------------------------------------------

United States -- 3.4%

Conglomerates -- 1.0%
-------------------------------------------------------------------------------------------
Citic Pacific, Ltd.                             1,100,000               $     1,405,306
Diversified company engaged in
infrastructure, trading, and distribution,
property and industrial manufacturing.
-------------------------------------------------------------------------------------------
                                                                        $     1,405,306
-------------------------------------------------------------------------------------------


                       See notes to financial statements

Greater China Growth Portfolio  as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                                  Shares          Value
--------------------------------------------------------------------------------

Utilities -- 2.4%
--------------------------------------------------------------------------------
AES Corp./(1)/                                    121,800         $  3,319,050
Electric generating facility.
--------------------------------------------------------------------------------
                                                                  $  3,319,050
--------------------------------------------------------------------------------

Total United States
     (identified cost $9,563,022)                                 $  4,724,356
--------------------------------------------------------------------------------

Total Common Stocks and Rights
     (identified cost $168,667,737)                               $108,724,798
--------------------------------------------------------------------------------

Total Investments -- 77.3%
     (identified cost $168,667,737)                               $108,724,798
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 22.7%                           $ 31,923,742
--------------------------------------------------------------------------------

Net Assets -- 100%                                                $140,648,540
--------------------------------------------------------------------------------


/(1)/ Non-income producing security.
/(2)/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.



                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT`D


Top Ten Holdings


                                                                  Percentage
                                      Industry                    of Net
Company                               Sector                      Assets                   Value
---------------------------------------------------------------------------------------------------------
Hutchison Whampoa                     Diversified Trading               7.49%              $   10,527,642
HSBC Holdings PLC                     Financial                         6.81                    9,571,704
China Telecom                         Telecommunications                5.36                    7,534,300
Cheung Kong Holdings, Ltd.            Properties                        4.68                    6,581,325
CLP Holdings, Ltd.                    Electric Utilities                4.28                    6,015,847
Hang Seng Bank                        Financial                         3.93                    5,531,874
Unitech Printed Circuit Board Co.,
 Ltd.                                 Computer Equipment                2.93                    4,124,086
NG Fung Hong, Ltd.                    Diversified Trading               2.92                    4,110,940
Electricity Generating (Foreign)      Utilities                         2.62                    3,687,222
AES Corp.                             Utilities                         2.36                    3,319,050


Top Ten Industry Sectors

                                 Percentage
                                 of Net
Industry Sector                  Assets                 Value
----------------------------------------------------------------------
Financial                             12.35%            $  17,373,794
Diversified Trading                   12.34                17,353,598
Computer Equipment                    11.55                16,240,354
Properties                             9.26                13,028,671
Telecommunications                     7.24                10,186,187
Utilities                              6.37                 8,953,810
Electric Utilities                     4.61                 6,490,043
Industrial/Manufacturing               4.28                 6,017,886
Electrical/Electronics                 3.65                 5,129,823
Transportation                         1.45                 2,039,846

                       See notes to financial statements

Greater China Growth Portfolio  as of August 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of August 31, 1998
Assets
-----------------------------------------------------------------------------------------
Investments, at value
     (identified cost, $168,667,737)                                   $    108,724,798
Cash                                                                          5,125,148
Foreign currency, at value
     (identified cost, $3,348,504)                                            3,340,406
Receivable for investments sold                                              23,499,145
Interest and dividends receivable                                               534,308
Prepaid Trustees fees                                                             1,200
-----------------------------------------------------------------------------------------
Total assets                                                           $    141,225,005
-----------------------------------------------------------------------------------------


Liabilities
-----------------------------------------------------------------------------------------
Foreign capital gains tax payable                                      $        520,365
Other accrued expenses                                                           56,100
-----------------------------------------------------------------------------------------
Total liabilities                                                      $        576,465
-----------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio              $    140,648,540
-----------------------------------------------------------------------------------------


Sources of Net Assets
-----------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                $    200,598,247
Net unrealized depreciation (computed on the basis of
     identified cost)                                                       (59,949,707)
-----------------------------------------------------------------------------------------
Total                                                                  $    140,648,540
-----------------------------------------------------------------------------------------


Statement of Operations

For the Year Ended
August 31, 1998
Investment Income
-----------------------------------------------------------------------------------------
Dividends (net of foreign taxes, $73,125)                              $      6,197,100
Interest                                                                        107,032
-----------------------------------------------------------------------------------------
Total investment income                                                $      6,304,132
-----------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------
Investment adviser fee                                                 $      2,102,636
Administration fee                                                              700,907
Trustees fees and expenses                                                        9,471
Custodian fee                                                                   418,825
Legal and accounting services                                                    60,491
Amortization of organization expenses                                             5,877
Miscellaneous                                                                    24,486
-----------------------------------------------------------------------------------------
Total expenses                                                         $      3,322,693
-----------------------------------------------------------------------------------------
Deduct --
     Reduction of custodian fee                                        $        343,589
-----------------------------------------------------------------------------------------
Total expense reductions                                               $        343,589
-----------------------------------------------------------------------------------------

Net expenses                                                           $      2,979,104
-----------------------------------------------------------------------------------------

Net investment income                                                  $      3,325,028
-----------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions
         (net of foreign capital gains taxes $31,351)                  $    (36,768,297)
     Foreign currency transactions                                           (1,565,575)
-----------------------------------------------------------------------------------------
Net realized loss                                                      $    (38,333,872)
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                               $   (239,812,889)
     Foreign currency                                                            12,777
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                   $   (239,800,112)
-----------------------------------------------------------------------------------------

Net realized and unrealized loss                                       $   (278,133,984)
-----------------------------------------------------------------------------------------

Net decrease in net assets from operations                             $   (274,808,956)
-----------------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                         Year Ended                  Year Ended
in Net Assets                               August 31, 1998             August 31, 1997
--------------------------------------------------------------------------------------------
From operations --
     Net investment income                  $     3,325,028            $      3,730,525
     Net realized gain (loss)                   (38,333,872)                 33,933,253
     Net change in unrealized
         appreciation
         (depreciation)                        (239,800,112)                106,260,389
--------------------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from operations                 $  (274,808,956)           $    143,924,167
--------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                          $   144,632,224            $    259,385,555
     Withdrawals                               (266,956,606)               (375,825,403)
--------------------------------------------------------------------------------------------
Net decrease in net assets from
     capital transactions                   $  (122,324,382)           $   (116,439,848)
--------------------------------------------------------------------------------------------

Net increase (decrease) in net assets       $  (397,133,338)           $     27,484,319
--------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------
At beginning of year                        $   537,781,878            $    510,297,559
--------------------------------------------------------------------------------------------
At end of year                              $   140,648,540            $    537,781,878
--------------------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                               Year Ended August 31,
                                              --------------------------------------------------------------------------------------

                                                    1998                1997              1996              1995              1994
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------

Expenses /(1)/                                      1.19%               1.19%             1.19%             1.10%             1.15%
Expenses after custodian fee reduction              1.07%               1.16%             1.12%               --                --
Net investment income                               1.19%               0.72%             0.94%             1.35%             0.73%
Portfolio Turnover                                    42%                 48%               42%               32%               36%
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of year (000's omitted)         $140,649            $537,782          $510,298          $590,417          $732,613
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.



                       See notes to financial statements

Greater China Growth Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Greater China Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense in the Statement of Operations.

   E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

   F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

Greater China Growth Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


   H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1998 the adviser fee was equivalent to 0.75% of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1998, the administrative fee was 0.25% of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.


3  Investment Transactions
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $107,540,009 and $254,000,870, respectively.


4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1998, as computed on a federal income tax basis, were as follows:


   Aggregate cost                                              $ 173,608,605
   -----------------------------------------------------------------------------
   Gross unrealized appreciation
                                                               $   6,525,961
   Gross unrealized depreciation                                 (71,409,768)
   -----------------------------------------------------------------------------

   Net unrealized depreciation                                 $ (64,883,807)
   -----------------------------------------------------------------------------


5  Risks Associated with Foreign Investments
   -----------------------------------------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Greater China Growth Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


6  Financial Instruments
   -----------------------------------------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at August 31, 1998.

7  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 1998.

Greater China Growth Portfolio as of August 31, 1998

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors
of Greater China Growth Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Greater China Growth Portfolio as of August 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1998 and 1997 and the supplementary data for each of the years in the five year period ended August 31, 1998. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Greater China Growth Portfolio at August 31, 1998, the results of its operations, the changes in its net assets and its supplementary data for the respective stated period, in conformity with generally accepted accounting principles.

                                       DELOITTE & TOUCHE LLP
                                       Boston, Massachusetts
                                       October 2, 1998

Greater China Growth Portfolio as of August 31, 1998

INVESTMENT MANAGEMENT

Greater China Growth Portfolio


                     Officers

                     Hon. Robert Lloyd George
                     President, Trustee and
                     Co-Portfolio Manager

                     James B. Hawkes
                     Vice President and Trustee

                     Scobie Dickinson Ward
                     Vice President, Assistant
                     Secretary, Assistant Treasurer,
                     and Co-Portfolio Manager

                     William Walter Raleigh Kerr
                     Vice President and
                     Assistant Treasurer

                     James L. O'Connor
                     Vice President and Treasurer

                     Alan R. Dynner
                     Secretary



                     Independent Trustees

                     Hon. Edward K.Y. Chen
                     Professor and Director, Center for Asian Studies, University of Hong Kong

                     Donald R. Dwight
                     President, Dwight Partners, Inc.

                     Samuel L. Hayes, III
                     Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of
                     Business Administration

                     Norton H. Reamer
                     Chairman and Chief Executive Officer,
                     United Asset Management Corporation